Summary of Available for Sale Securities, By Asset Class, in Unrealized Loss Position (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Investment Income [Line Items]
Net unrealized gains (losses) on available-for-sale securities		$ 237	$ (720)	$ 435
Fixed maturity securities [Member]
Net Investment Income [Line Items]
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	[1]	$ 255	$ 464
Ratio of estimated fair value to amortized cost		80.00%	80.00%
Net unrealized gains (losses) on available-for-sale securities		$ 946	$ 1,059
Less than 80.0% [Member] | Fixed maturity securities [Member]
Net Investment Income [Line Items]
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		$ 118	$ 448

[1]	Represents 946 and 1,059 available-for-sale securities in an unrealized loss position as of December 31, 2016 and 2015, respectively.